CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY (DEFICIT) AND EQUITY INCENTIVE PLAN (Details 3) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Granted	$ 13.31	$ 5.62	$ 0.97
RSU’s
Number of RSUs
Opening balance	0
Granted	2,532,873
Forfeited	(164,700)
Exercised	(1,800)
Closing balance	2,366,373	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Opening balance	$ 0
Granted	26.18
Forfeited	25.72
Exercised	27.34
Closing balance	$ 26.22	$ 0